Investment Portfolioas of May 31, 2025 (Unaudited)
DWS California Tax-Free Income Fund
	Principal Amount ($)	Value ($)

Municipal Investments 99.9%
California 95.9%
California, Alameda Corridor Transportation Authority, Series C, 5.0%, 10/1/2052, INS: AGMC	2,000,000	2,041,366
California, Antelope Valley Community College District, General Obligation, 5.0%, 8/1/2043 (a)	2,000,000	2,030,143
California, Bay Area Toll Authority, Toll Bridge Revenue:
Series B, 2.45% (b), 6/2/2025, LOC: Barclays Bank PLC	1,800,000	1,800,000
Series A, 2.55% (b), 6/2/2025, LOC: Barclays Bank PLC	200,000	200,000
California, Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue, Series B, AMT, 5.25%, 7/1/2054	1,500,000	1,518,067
California, Chabot-Las Positas Community College District, Series C, 5.25%, 8/1/2048	750,000	795,334
California, City of San Jose Financing Authority Wastewater Revenue, Series B, 5.0%, 11/1/2052	5,000,000	5,186,700
California, Community Choice Financing Authority, Clean Energy Project Revenue:
Series B-1, 5.0% (c), 7/1/2053, GTY: Morgan Stanley	5,500,000	5,719,365
Series A-1, 5.0% (c), 12/1/2053, GTY: Goldman Sachs Group, Inc.	1,500,000	1,552,888
Series A-1, 5.0% (c), 5/1/2054, GTY: Morgan Stanley	1,500,000	1,574,881
Series 2024-H, 5.0% (c), 1/1/2056, GTY: New York Life Insurance Co.	2,000,000	2,128,934
California, County Tobacco Securitization Agency, Tobacco Settlement Revenue:
Series B-2, Zero Coupon, 6/1/2055	13,025,000	2,595,815
Series B-1, 5.0%, 6/1/2049	130,000	126,285
California, CSCDA Community Improvement Authority, Essential Housing Revenue:
Series A-1, 144A, 3.5%, 10/1/2046	1,500,000	1,171,597
Series A, 144A, 5.0%, 7/1/2051	3,500,000	3,170,598
California, Department of Veterans Affairs, Veteran's Farm Home Purchase Program, Series A, 5.5%, 12/1/2052	810,000	848,596
California, Downey Unified School District, General Obligation, Series A, 4.0%, 8/1/2052	3,000,000	2,714,249
California, EL Dorado Irrigation District Revenue, Series C, Prerefunded, 5.0%, 3/1/2032	2,750,000	2,798,444
California, El Rancho Unified School District, Series D, 5.75%, 8/1/2048, INS: BAM	1,000,000	1,109,396
California, Enterprise Development Authority Revenue, Rocklin Academy Obligated Group, 144A, 5.0%, 6/1/2054	600,000	554,955
California, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A", Series M-054, 2.35%, 12/15/2035	9,280,000	7,639,950
Series M-049, 3.05%, 4/15/2034	2,205,000	2,069,967
California, Folsom Ranch Financing Authority, Special Tax Revenue, Community Facility District No. 20, 5.0%, 9/1/2048	1,000,000	1,002,562
California, Foothill-Eastern Transportation Corridor Agency, Toll Road Revenue:
Series B-2, 3.5%, 1/15/2053	1,070,000	844,481
Series C, 4.0%, 1/15/2043	2,500,000	2,371,263
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A-1, 5.0%, 6/1/2051	3,000,000	2,935,913
California, Hayward Unified School District, General Obligation, Series A, 5.25%, 8/1/2054, INS: AGC	3,000,000	3,122,154

California, Housing Finance Agency, Municipal Certificates:
“A", Series A, 3.25%, 8/20/2036	1,260,912	1,160,088
“A", Series 2021-1, 3.5%, 11/20/2035	2,807,074	2,607,633
“A", Series 2021-2, 3.75%, 3/25/2035	878,364	867,499
Series A, 4.25%, 1/15/2035	2,019,385	2,028,841
California, Imperial Community College District, General Obligation, Series A, 5.25%, 8/1/2053, INS: AGMC	1,000,000	1,044,427
California, Infrastructure & Economic Development Bank Revenue, Brightline West Passenger Rail Project, Series A, 144A, AMT, 9.5% (c), 1/1/2065	2,000,000	1,938,543
California, Infrastructure & Economic Development Bank Revenue, Equitable School Revolving Fund LLC Obligated Group, Series B, 5.0%, 11/1/2049	1,000,000	989,494
California, Manteca Unified School District, General Obligation, Series C, 5.25%, 8/1/2050	5,000,000	5,298,741
California, Moreland School District, General Obligation, Series B, 5.0%, 8/1/2040	2,000,000	2,201,359
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	6,820,000	8,033,733
California, Municipal Finance Authority Revenue, Eskaton Properties, Inc. Obligated Group, 5.0%, 11/15/2044	1,250,000	1,244,532
California, Municipal Finance Authority Revenue, PRS-California Obligated Group:
Series A, 5.0%, 4/1/2044	1,000,000	1,010,828
Series A, 5.0%, 4/1/2049	1,000,000	987,413
Series A, 5.0%, 4/1/2054	1,000,000	971,646
California, Municipal Finance Authority, Community Facilities District No. 2021-11, 5.0%, 9/1/2057	3,000,000	2,946,289
California, Municipal Finance Authority, Community Facilities District No. 2023-7, Area No. 1, 5.0%, 9/1/2054	700,000	678,801
California, Municipal Finance Authority, Multi-Family Housing, Series A, 144A, 4.0%, 11/1/2036	3,500,000	3,213,406
California, Municipal Finance Authority, Waste Disposal Revenue, Series A, AMT, 4.125% (c), 10/1/2041, GTY: Waste Management Holdings	480,000	479,994
California, Peralta Community College District, General Obligation, 5.0%, 8/1/2039	2,000,000	2,218,537
California, Pomona Unified School District, Series F, 3.0%, 8/1/2048, INS: BAM	2,500,000	1,857,691
California, Public Finance Authority Revenue, ISF Ativo Portfolio Obligated Group, Series 2025-A, 144A, 6.625%, 3/1/2065	1,500,000	1,382,919
California, Public Finance Authority, Educational Facilities Revenue, Trinity Classical Academy:
Series A, 144A, 5.0%, 7/1/2044	375,000	326,368
Series A, 144A, 5.0%, 7/1/2054	1,000,000	821,514
California, Redwoods Community College District, General Obligation, 5.25%, 8/1/2054, INS: BAM	1,250,000	1,306,609
California, Regents of the University of California Medical Center Pooled Revenue:
Series O-1, 2.45% (b), 6/2/2025	700,000	700,000
Series P, 3.5%, 5/15/2054	2,000,000	1,548,231
California, Rio Hondo Community College District, General Obligation, Series A, 5.25%, 8/1/2055	2,500,000	2,627,808
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2003-1, Public Improvements, Series B-2, 5.0%, 9/1/2052	2,000,000	1,892,185
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2016-1, Phase 2 Public Improvements, 5.25%, 9/1/2052, INS: AGMC	500,000	510,784
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	1,310,000	1,020,088
4.0%, 9/1/2046	1,910,000	1,582,766
4.0%, 9/1/2051	1,000,000	813,645
California, San Mateo Union High School District, Series C, 4.0%, 9/1/2043	2,000,000	1,939,864
California, School Finance Authority, Charter School Revenue, Aspire Public School Obligated Group, Series A, 144A, 4.0%, 8/1/2051	750,000	593,484

California, School Finance Authority, Charter School Revenue, Classical Academies Oceanside Project:
Series A, 144A, 5.0%, 10/1/2042	500,000	487,936
Series A, 144A, 5.0%, 10/1/2052	1,000,000	931,162
California, School Finance Authority, School Facilities Revenue, Green Dot Public Schools Obligated Group:
Series A, 144A, 5.0%, 8/1/2038	1,000,000	1,007,210
Series A, 144A, 5.0%, 8/1/2048	1,750,000	1,680,054
California, South Bayside Waste Management Authority, Solid Waste Enterprise Revenue:
Series A, 5.0%, 9/1/2040, INS: AGMC	610,000	626,365
Series A, ETM, 5.0%, 9/1/2040, INS: AGMC	20,000	21,543
Series A, ETM, 5.0%, 9/1/2042, INS: AGMC	45,000	48,472
California, State Educational Facilities Authority Revenue, Series A, 4.0%, 12/1/2050	1,000,000	819,359
California, State Educational Facilities Authority Revenue, University of the Pacific, Series 2025-A, 5.0%, 11/1/2055	1,645,000	1,679,315
California, State Enterprise Development Authority Revenue, Campbell Hall Episcopal, Series C, 5.0%, 8/1/2040	5,000,000	5,283,739
California, State General Obligation:
5.0%, 10/1/2042	1,000,000	1,065,049
Series C, 5.0%, 11/1/2042	4,000,000	4,248,371
5.0%, 10/1/2045	750,000	784,820
Series CU, 5.5%, 12/1/2052	1,640,000	1,720,282
California, State Health Facilities Financing Authority Revenue, Adventist Health System/West Obligated Group:
Series B, 2.2% (b), 6/2/2025, LOC: U.S. Bank NA	600,000	600,000
Series A, 5.25%, 12/1/2041	1,250,000	1,276,815
Series A, 5.25%, 12/1/2042	1,830,000	1,855,869
Series A, 5.25%, 12/1/2043	1,500,000	1,513,535
California, State Health Facilities Financing Authority Revenue, Cedars-Sinai Medical Center Obligated Group, Series A, 3.0%, 8/15/2051	4,110,000	2,876,026
California, State Health Facilities Financing Authority Revenue, Children's Hospital of Orange County Obligated Group, Series B, 5.0% (c), 11/1/2054	1,000,000	1,104,736
California, State Health Facilities Financing Authority Revenue, EL Camino Healthcare Obligated Group, Series A, 5.25%, 2/1/2048 (a)	1,200,000	1,253,359
California, State Health Facilities Financing Authority Revenue, Scripps Health Obligated Group, Series B-1, 5.0% (c), 11/15/2061	2,500,000	2,673,787
California, State Housing Finance Agency, Multi Family Housing Revene Bonds, Series V, 5.0% (c), 5/1/2054	1,200,000	1,221,967
California, State Municipal Finance Authority Revenue, Baptist University, Series A, 144A, 5.625%, 11/1/2054	500,000	502,808
California, State Municipal Finance Authority Revenue, Barlow Respiratory Hospital, Series A, 4.0%, 9/1/2050	2,000,000	1,595,379
California, State Municipal Finance Authority Revenue, Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio:
Series A, 5.0%, 8/15/2049	1,000,000	1,003,204
Series A, 5.0%, 8/15/2054	1,000,000	993,520
Series A, 5.0%, 8/15/2059	1,000,000	984,869
California, State Municipal Finance Authority Revenue, Catalyst Impact Fund 1 LLC, “II”, 144A, 7.0%, 1/1/2039	1,250,000	1,271,409
California, State Municipal Finance Authority Revenue, HumanGood California Obligated Group, 4.0%, 10/1/2046	3,000,000	2,559,850
California, State Municipal Finance Authority Revenue, Ignatian Corp., Series A, 5.0%, 9/1/2049	1,000,000	1,019,570
California, State Municipal Finance Authority Revenue, Republic Service, Inc., Series A, AMT, 3.875% (c), 3/1/2054	1,000,000	951,735
California, State Municipal Finance Authority Revenue, Samuel Merritt University, 5.25%, 6/1/2053	3,000,000	3,099,347

California, State Municipal Finance Authority, Charter School Revenue, Palmdale Aeroscope Academy Project:
Series A, 144A, 5.0%, 7/1/2038	2,050,000	1,984,317
Series A, 144A, 5.0%, 7/1/2049	1,500,000	1,345,723
California, State Municipal Finance Authority, Charter School Revenue, Santa Rose Academy Project, 5.0%, 7/1/2052	1,235,000	1,140,399
California, State Public Finance Authority Revenue, Hazelden Betty Ford Foundation, Series 2025-A, 5.0%, 11/1/2054	1,250,000	1,237,235
California, State Public Works Board, Lease Revenue, Series C, 5.0%, 8/1/2032	1,095,000	1,210,977
California, State School Finance Authority, Charter School Revenue, Bright Star Schools Obligated Group, 144A, 5.0%, 6/1/2054	2,000,000	1,760,922
California, State School Finance Authority, Charter School Revenue, Teaching Public Schools:
Series A, 144A, 5.0%, 6/1/2049	1,875,000	1,712,430
Series A, 144A, 5.0%, 6/1/2058	1,400,000	1,235,532
California, State School Finance Authority, Educational Facilities Revenue, New Designs Charter School Adams Campus Project:
Series A, 144A, 5.0%, 6/1/2040	750,000	744,799
Series A, 144A, 5.0%, 6/1/2050	1,060,000	989,825
California, Statewide Communities Development Authority Revenue, Emanate Health, Series A, 4.0%, 4/1/2040	650,000	615,918
California, Statewide Communities Development Authority Revenue, Front Porch Communities & Services, Series A, 4.0%, 4/1/2046	3,780,000	3,232,709
California, Statewide Communities Development Authority Revenue, John Muir Health, Series A, 5.0%, 12/1/2053	2,000,000	1,983,098
California, Statewide Communities Development Authority Revenue, John Muir Health Obligated Group, Series A, 5.25%, 12/1/2054	2,000,000	2,049,171
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center, Series A, 5.5%, 12/1/2054	1,000,000	975,479
California, Statewide Communities Development Authority Revenue, Moldaw Residences, 5.0%, 11/1/2049	1,000,000	1,046,150
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Foxwood Apartments Project, Series J, 1.74% (b), 6/6/2025, LOC: Wells Fargo Bank NA	850,000	850,000
California, University of California Revenue:
Series CC, 4.0%, 5/15/2055	2,000,000	1,782,711
Series Z-2, 4.39% (b), 6/6/2025	1,200,000	1,200,000
California, Val Verde Unified School District, General Obligation, Series C, 4.0%, 8/1/2049, INS: AGMC	2,000,000	1,767,746
Fontana, CA, Special Tax, The Meadows:
4.0%, 9/1/2040	625,000	572,848
4.0%, 9/1/2045	750,000	657,344
4.0%, 9/1/2050	900,000	761,405
Fresno, CA, Airport Revenue, Series A, AMT, 5.0%, 7/1/2053, INS: BAM	2,000,000	1,961,346
Inglewood, CA, Redevelopment Agency Successor Tax Allocation, Merged Redevelopment Project, Series A, 5.0%, 5/1/2032, INS: BAM	1,000,000	1,033,595
Irvine, CA, Improvement Bond Act 1915, 5.0%, 9/2/2044	2,500,000	2,529,349
Irvine, CA, Unified School District Special Tax, Community Facilities District No. 09:
Series B, 5.0%, 9/1/2042	695,000	699,605
Series D, 5.0%, 9/1/2049	745,000	745,644
Series A, 5.0%, 9/1/2056, INS: BAM	3,000,000	3,021,729
Long Beach, CA, Marina System Revenue, Alamitos Bay Marina Project, 5.0%, 5/15/2043	1,000,000	1,035,388
Los Angeles, CA, Community Facilities District No. 2021-01, Special Tax:
5.0%, 9/1/2047	1,200,000	1,205,964
5.0%, 9/1/2052	1,000,000	997,166
Los Angeles, CA, County Public Works Financing Authority, Lease Revenue, Series G, 5.0%, 12/1/2041	1,000,000	1,044,985

Los Angeles, CA, Department of Airports Revenue:
Series A, AMT, 5.0%, 5/15/2028	1,000,000	1,041,730
Series B, AMT, 5.0%, 5/15/2029	3,450,000	3,585,081
Series B, AMT, 5.0%, 5/15/2030	2,285,000	2,370,377
Series B, AMT, 5.0%, 5/15/2034	3,335,000	3,354,747
Series B, AMT, 5.0%, 5/15/2035	750,000	753,368
Series A, AMT, 5.0%, 5/15/2038	2,000,000	2,072,060
Los Angeles, CA, Department of Water & Power Revenue:
Series B, 5.0%, 7/1/2039	1,000,000	1,038,758
Series B, 5.0%, 7/1/2052	1,000,000	994,278
Series A, 5.0%, 7/1/2053, INS: BAM	1,185,000	1,199,317
Series A, 5.0%, 7/1/2055, INS: BAM	1,000,000	1,010,322
Los Angeles, CA, Municipal Improvement Corp. Revenue:
Series A, 5.0%, 5/1/2042	1,000,000	1,065,479
Series A, 5.0%, 5/1/2043	1,000,000	1,060,284
Los Angeles, CA, Unified School District, 5.25%, 7/1/2048	1,345,000	1,415,010
Modesto, CA, State Irrigation District, Series A, 5.0%, 10/1/2042	2,500,000	2,623,132
Moreno Valley, CA, Unified School District, General Obligation, Series D, 5.25%, 8/1/2052, INS: AGMC	3,500,000	3,598,846
Rio Vista, CA, Community Facilities District, Special Tax, 5.0%, 9/1/2048	1,000,000	1,004,051
Riverside County, CA, Transportation Commission, Series B-2, 3.0%, 6/1/2048, INS: BAM	5,447,000	4,009,668
Sacramento County, CA, Airport System Revenue:
Series C, AMT, 5.0%, 7/1/2029	2,000,000	2,066,862
Series C, AMT, 5.0%, 7/1/2032	4,985,000	5,123,526
Sacramento County, CA, Special Tax, Community Facilities District No. 2004-1, McClellan Park, 5.0%, 9/1/2040	2,665,000	2,683,579
San Diego, CA, Public Facilities Financing Authority Revenue:
Series A, 5.0%, 10/15/2039	500,000	545,028
Series A, 5.0%, 10/15/2041	1,000,000	1,072,367
Series A, 5.0%, 10/15/2042	500,000	530,587
Series A, 5.0%, 10/15/2043	585,000	615,916
San Francisco City & County, CA, Airports Commission, International Airport Revenue:
Series B, 1.0% (b), 6/6/2025, LOC: Barclays Bank PLC	2,460,000	2,460,000
Series 2ND, AMT, 5.0%, 5/1/2048	3,700,000	3,625,133
Series D, Prerefunded, AMT, 5.0%, 5/1/2048	5,000	5,168
Series A, AMT, 5.25%, 5/1/2044	250,000	256,971
Series A, AMT, 5.25%, 5/1/2049	500,000	509,412
Series C, AMT, 5.75%, 5/1/2048	4,000,000	4,206,945
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Special Facility Lease- SFO Fuel Co. LLC, Series A, AMT, 5.0%, 1/1/2047	2,000,000	1,969,709
San Francisco City & County, CA, Public Utilities Commission Wastewater Revenue:
Series A, 5.0%, 10/1/2039	375,000	404,107
Series A, 5.0%, 10/1/2041	200,000	211,915
Series B, Prerefunded, 5.0%, 10/1/2042	750,000	850,444
San Francisco City & County, CA, Redevelopment Agency, Successor Agency Tax, Mission Bay North Redevelopment Project, Series A, 5.0%, 8/1/2041, INS: NATL	2,605,000	2,615,430
San Francisco City & County, CA, Redevelopment Agency, Successor Agency Tax, Transbay Infrastructure Projects, Series B, 5.0%, 8/1/2046, INS: AGMC	4,000,000	4,020,668
San Francisco City & County, CA, Special Tax District No. 2020-1, Mission Rock Facilities & Services, Series A, 144A, 4.0%, 9/1/2051	500,000	400,214
San Luis Obispo County, CA, Financing Authority Revenue, Series A, 5.0%, 9/1/2033, INS: BAM	3,625,000	3,635,361
San Marcos, CA, School Financing Authority Lease Revenue:
5.0%, 8/15/2034, INS: AGMC	850,000	879,570
5.0%, 8/15/2035, INS: AGMC	700,000	722,341
5.0%, 8/15/2036, INS: AGMC	1,100,000	1,132,445
5.0%, 8/15/2037, INS: AGMC	1,400,000	1,436,397

Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.65%, 9/1/2025, INS: NATL	1,520,000	1,529,447
5.65%, 9/1/2026, INS: NATL	1,605,000	1,659,050
Santa Monica, CA, Redevelopment Agency Tax Allocation, Earthquake Recovery Redevelopment, 5.875%, 7/1/2036	2,125,000	2,129,961
Southern California, Public Power Authority, Southern Transmission System Revenue, 5.0%, 7/1/2044	3,165,000	3,222,639
Stockton, CA, Public Financing Authority, Water Revenue, Green Bond:
Series A, 5.0%, 10/1/2034, INS: BAM	750,000	785,957
Series A, 5.0%, 10/1/2035, INS: BAM	1,500,000	1,566,486
		297,432,777
Guam 1.8%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
Series A, 5.0%, 7/1/2041	650,000	648,467
Series A, 5.0%, 7/1/2043	975,000	959,091
Series A, 5.0%, 1/1/2046	885,000	855,478
Series A, 5.0%, 1/1/2050	360,000	344,778
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2037	1,050,000	1,060,619
Series A, 5.0%, 10/1/2038	960,000	966,375
Series A, 5.0%, 10/1/2040	665,000	666,427
		5,501,235
Puerto Rico 1.4%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2041	830,269	711,885
Series A1, 4.0%, 7/1/2046	1,030,435	847,518
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, 4.75%, 7/1/2053	3,045,000	2,788,596
		4,347,999
Other 0.8%
Freddie Mac Multi-Family ML Certificates, “A-CA”, Series 2019-ML05, 3.35%, 11/25/2033, GTY: Freddie Mac	2,797,945	2,619,986
Total Municipal Investments (Cost $324,928,034)		309,901,997

	Shares	Value ($)

Closed-End Investment Companies 0.4%
Eaton Vance California Municipal Bond Fund (Cost $1,208,242)	133,792	1,175,363

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $326,136,276)	100.3	311,077,360
Other Assets and Liabilities, Net	(0.3)	(797,089)
Net Assets	100.0	310,280,271
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)	When-issued or delayed delivery securities included.
(b)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of May 31, 2025.
Date shown reflects the earlier of demand date or stated maturity date.

(c)
Variable or floating rate security. These securities are shown at their current rate as of May 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$309,901,997	$—	$309,901,997
Closed-End Investment Companies	1,175,363	—	—	1,175,363
Total	$1,175,363	$309,901,997	$—	$311,077,360

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DCATF-PH3